Convertible Promissory Notes (Tables) - Grown Rogue Unlimited LLC [Member]	12 Months Ended
Oct. 31, 2018
Reserve Quantities [Line Items]
Convertible notes payable

	Face value	Carrying amount	Interest payable
Balance - October 31, 2017	$1,518,391	$1,394,582	$140,118

50% - November 7, 2017 (i)	300,000	300,000	-
50% - November 14, 2017 (ii)	190,000	190,000	-
50% - November 14, 2017 (ii)	125,000	125,000	-
50% - November 14, 2017 (ii)	90,000	90,000	-
50% - November 14, 2017 (ii)	25,000	25,000	-
50% - November 14, 2017 (ii)	70,000	70,000	-
50% - November 14, 2017 (ii)	25,000	25,000	-
50% - November 14, 2017 (ii)	25,000	25,000	-
25% - December 15, 2017 (iii)	1,000,000	1,000,000	-
12.5% - August 1, 2018 (vii)	57,500	57,500	-
	3,425,891	3,302,082	140,118

Deferred financing costs	(55,008)	(55,008)	-
Amortization of deferred financing costs	52,286	52,286	-
Interest expense on long-term debt	-	-	822,165
Fair value of conversion option	-	(298,000)	-
Interest accretion	-	284,042	-
Exchanged	(50,000)	(50,000)	(7,500)
Repaid	(492,223)	(492,223)	(205,678)
Converted to common units	(1,537,775)	(1,443,803)	(294,330)

Balance - October 31, 2018	1,343,171	1,299,376	454,775

Less: current portion	265,277	265,277	454,775

Balance - net of current portion	$1,077,894	$1,034,099	$-

Schedule of conversion option

Risk-free interest rate	1.68%
Expected life	2.6 years
Expected volatility	70%
Share price	$612
Units outstanding at time of conversion	10,000
Conversion price at time of conversion	$1,000 - $1,500

Schedule of fair value of the conversion option was estimated

Risk-free interest rate	1.36%
Expected life	0.75 years
Expected volatility	70%
Share price	$612
Conversion price at time of conversion	$612

Schedule of unrestricted conversion option

Risk-free interest rate	1.36%
Expected life	0.75 years
Expected volatility	70%
Share price	$612
Conversion price at time of conversion	$612

Schedule of simple interest conversion option

Risk-free interest rate	1.15%
Expected life	0.25 years
Expected volatility	60%
Share price	$612
Conversion price at time of conversion	$612

Schedule of valuation divided conversion option

Risk-free interest rate	1.41%
Expected life	0.92 years
Expected volatility	70%
Share price	$612
Units outstanding at time of conversion	10,000
Conversion price at time of conversion	$1,000 - $1,500

Schedule of simple interest accrued conversion option

Risk-free interest rate	1.27%
Expected life	0.47 years
Expected volatility	70%
Share price	$612
Conversion price at time of conversion	$612

Schedule of simple interest accrued one conversion option

Risk-free interest rate	1.27%
Expected life	0.48 years
Expected volatility	70%
Share price	$612
Conversion price at time of conversion	$612